PPM Large Cap Value Fund
PPM Large Cap Value Fund<br/>Institutional Shares PZLIX<br/><br/>Before you invest, you may want to review the PPM Large Cap Value Fund (the “Fund”) Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”), online at https://www.ppmamerica.com/ppmfunds. You can also get this information at no cost by calling 1-844-446-4PPM (1-844-446-4776), or by sending an email request to ppmfunds@ppmamerica.com. The current Prospectus and SAI, both dated April 30, 2019 , are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.
Investment Objective
The Fund seeks to achieve long-term growth of capital.
Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PPM Large Cap Value Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses<br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PPM Large Cap Value Fund Institutional Shares
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	none
Administration Fee	0.10%
Other Expenses	0.28%	[1]
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and Expense Reimbursement	0.23%	[2]
Total Annual Fund Operating Expenses	0.75%	[3]
[1]	“Other Expenses” information has been restated to reflect current fees.
[2]	PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.75% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 20 20 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.
[3]	After Fee Waiver

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
PPM Large Cap Value Fund | Institutional Shares | USD ($)	77	289	519	1,180

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. For the period beginning May 1, 2018 (the Fund’s inception) through December 31, 2018, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objectives by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of US companies with market capitalizations within the range of securities constituting the S&P 500 Index (“Index”) at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time, and was $ 2.94 billion to $ 780.01 billion as of December 31, 201 8 . If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company’s securities. Equity securities include common and preferred stocks and securities with economic characteristics similar to those of common stocks, such as rights and warrants.

PPM employs a value investing style that seeks to uncover investment opportunities that can be purchased at a significant discount relative to the market. PPM utilizes fundamental research with a focus on bottom up security selection using a range of quantitative and qualitative factors. These factors include a company’s financial condition, competitive position and management team strength. The investment process is focused on appraising companies rather than forecasting earnings. This process involves understanding the reasons why securities are undervalued and identifying potential for positive change. With a focus on security selection, sector and industry weightings are primarily the residual of bottom-up stock selection.
Principal Risks
An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities. As a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions, the price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities. The Fund could lose money if a company in which it invests becomes financially distressed. Generally preferred stocks rank before common stocks in their claim on income for dividend payments and on assets should the company be liquidated. The rights of common stockholders are subordinate to all other claims on a company’s assets including, debt holders and preferred stockholders.

Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

Issuer risk - The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

Financial services risk – If the Fund invests a significant portion of its assets in issuers in the financial services of the market, the Fund may be more affected by events influencing the financial services sector than a fund that is more diversified across numerous sectors. An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.

Management risk – The investment techniques PPM employs could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
Performance
Because the Fund has not yet operated for a full calendar year , no performance history has been provided.